Other operating income	12 Months Ended
Dec. 31, 2022
Other operating income
Other operating income

5. Other operating income

Other operating income includes income and expense from all other operating activities which are not related to the ordinary course of business of the Group, such as gains/losses from disposals and transaction-related costs.

Included in other operating income, the Group recognised a £24m gain on the disposal of the Polocard brand, a product sold in Poland. In 2021 and 2020, the Group recognised a net gain on disposals of intangible assets and businesses of £31m and £212m, respectively, which included divestments of Transderm Scop, Acne-Aid, Baldriparan, Breathe Right, Physiogel, Coldrex, Venoruton, intellectual property rights of Horlicks and Thermacare.